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VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attn:    Office of Filings, Information and Consumer Services

Re:      Salomon Brothers Institutional Series Funds Inc
         File Nos. 333-00305-811-07497

Gentlemen:
Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of the Fund do no differ from those contained in Post Effective Amendment No. 8 (the "Amendment") to the Funds Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2001, as Accession Number: 0000950117-01-500170 and became effective immediately.

Any comments on this filing should be director to the undersigned at (212) 783-0693. Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


Salomon Brothers Institutional Series Funds Inc



/s/  Christina T. Sydor
Christina T. Sydor
Secretary